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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23174

Federated Hermes Project and Trade Finance Tender Fund

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: March 31

Date of reporting period: 7/1/2020 through 6/30/2021

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Project and Trade Finance Tender Fund

Fund Name: Federated Hermes Project and Trade Finance Tender Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Project and Trade Finance Tender Fund

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 19, 2021